Finance Lease Receivables - Schedule of Aging of Past-Due Finance Lease Receivable (Detail) - Financial Lease Receivable [Member]	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 15,325,527		¥ 64,450,955
Current	217,607,994		613,434,549
Total	232,933,521	$ 35,698,623	677,885,504
Financing Receivables, 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	10,435,239		33,811,033
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	1,655,460		13,502,906
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	982,419		8,766,976
Financing Receivables, 90 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	621,594		4,325,421
Financing Receivables 120 To 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	637,153		2,306,750
Financing Receivables 150 To 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of past due	¥ 993,662		¥ 1,737,869